Share-Based Payment (Details) - Schedule of share options activity - $ / shares	3 Months Ended			12 Months Ended
	Mar. 31, 2022		Mar. 31, 2021	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Schedule of share options activity [Abstract]
Number of Shares, outstanding at beginning (in Shares)	33,503,657		34,737,967	34,737,967		7,578,503	8,810,178
Weighted Average Exercise Price, outstanding at beginning	$ 6.19		$ 6.19	$ 6.19		$ 5.5	$ 5.55
Weighted average grant date fair value, outstanding at beginning	$ 4.95	[1]	$ 2.92	$ 2.92		$ 2.14	$ 2.16
Weighted Average Remaining Contractual, outstanding at beginning	7 years 10 months 24 days		9 years	9 years		7 years 1 month 6 days	8 years 1 month 6 days
Number of Shares, granted (in Shares)						28,350,160
Weighted Average Exercise Price, granted						$ 6.28
Weighted Average Grant Date Fair Value, granted						$ 3.09
Number of Shares, forfeited (in Shares)	(72,135)		(913,710)	(1,234,310)		(1,190,696)	(1,231,675)
Weighted Average Exercise Price, forfeited	$ 6.28		$ 6.28	$ 6.28		$ 3.89	$ 5.83
Weighted average grant date fair value, forfeited	$ 4.92		$ 2.97	$ 3.2		$ 2.04	$ 2.27
Number of Shares, outstanding at ending (in Shares)				33,503,657		34,737,967	7,578,503
Weighted Average Exercise Price, at ending				$ 6.19		$ 6.19	$ 5.5
Weighted Average Grant Date Fair Value, at ending				$ 4.95	[1]	$ 2.92	$ 2.14
Weighted Average Remaining Contractual, at ending				7 years 10 months 24 days		9 years	7 years 1 month 6 days
Number of Shares, Expected to vest and exercisable (in Shares)	33,431,522		33,824,257	33,503,657		34,737,967	7,578,503
Weighted Average Exercise Price, Expected to vest and exercisable				$ 6.19		$ 6.19	$ 5.5
Weighted Average Grant Date Fair Value, Expected to vest and exercisable	$ 4.98		$ 2.92	$ 4.95	[1]	$ 2.92	$ 2.14
Weighted Average Remaining Contractual, Expected to vest and exercisable				7 years 10 months 24 days		9 years	7 years 1 month 6 days

[1]	The amount represented weighted average modification date value per share.